Organization and Principal Activities (Details) - Schedule of consolidated financial statements - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Current assets:
Cash and cash equivalents	¥ 33,364,634		¥ 1,453,323		$ 4,837,417
Amounts due from inter-company entities	57,331,944		51,536,540		8,312,351
Prepayments and other current assets	79,871,947		100,990,604		11,580,344
Accounts receivable, net	430,960				62,483
Inventories	7,148				1,036
Total current assets	171,006,633		153,980,467		24,793,631
Non-current assets:
Property and equipment, net	159,247,545		164,037,622		23,088,724
Land use rights, net	35,820,632		36,767,329		5,193,503
Intangible assets, net	1,666		6,667		242
Goodwill	70,369,837		26,644,407		10,202,667
Deferred tax assets	2,349,291				340,615
Right-of-use assets	7,580,536				1,099,074
Total non-current assets	275,369,507		227,456,025		39,924,825
Total assets	446,376,140		381,436,492		64,718,456
Current liabilities
Short-term borrowings	67,500,000		77,000,000		9,786,580
Accounts payable	960,213		741,169		139,218
Deferred revenue, current	8,640,036		1,204,033		1,252,687
Salary and welfare payable	3,310,211		2,007,834		479,935
Amounts due to a related party	323,400		323,400		46,889
Tax payable	842,274		628,081		122,118
Income tax payable	57,831				8,385
Amount due to inter-company entities	35,000,000		16,754,595		5,074,523
Accrued liabilities and other current liabilities	17,694,499		16,708,810		2,565,460
Amounts due to Affected Entity	21,225,707		288,261,447		3,077,438
Long-term loans and borrowings, current	3,925,000				569,072
Operating lease liabilities, current	3,866,910				560,649
Total current liabilities	163,346,081		403,629,369		23,682,954
Non-current liabilities
Amounts due to Affected Entities, non-current	194,552,414				28,207,449
Operating lease liabilities, non-current	3,558,380				515,917
Long-term loans and borrowings, non-current	1,606,250				232,884
Total non-current liabilities	199,717,044				28,956,250
Total liabilities	363,063,125		403,629,369		$ 52,639,204
Net revenues from continuing operations	45,924,957	$ 6,658,493	20,112,033	¥ 17,070,602
Net revenues from discontinued operation			102,006,339	154,160,699
Net income/(loss) from continuing operations	(6,777,710)	(982,676)	(467,382)	7,894,293
Net income/(loss) from discontinued operation			(244,068,780)	29,638,700
Net cash provided by operating activities	43,586,442	6,319,440	29,764,431	47,477,961
Net cash provided by/(used in) investing activities	(456,381)	(66,169)	(153,593,942)	19,424,757
Net cash (used in)/provided by financing activities	(11,218,750)	(1,626,566)	115,671,061	(81,928,356)
Net changes in cash	¥ 31,911,311	$ 4,626,705	¥ (8,158,450)	¥ (15,025,638)